SHAREHOLDERS’ EQUITY - Narrative (Details) € / shares in Units, $ in Millions						12 Months Ended
	Dec. 06, 2024 USD ($)	Feb. 08, 2024 USD ($) shares	Feb. 06, 2024 USD ($)	Feb. 05, 2024 USD ($)	Feb. 04, 2024 vote shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2025 EUR (€) € / shares shares	Dec. 31, 2022 USD ($)
Disclosure of classes of share capital [line items]
Authorized share capital | €									€ 75,000,000
Number of shares authorized (in shares) | shares						2,495,175,000			2,495,175,000
Par value of share (EUR per shares) | € / shares									€ 0.0300580119630888
Number of shares outstanding (in shares) | shares						557,667,387	553,631,196	384,499,607	557,667,387
Share capital						$ 18.6	$ 18.4
Total shareholders' equity						5,820.9	5,008.4	$ (156.8)		$ (73.9)
Number of votes per common shares | vote					1
Payments of debt issuance costs		$ 102.4				0.0	2,561.4	0.0
IPO
Disclosure of classes of share capital [line items]
Payments of debt issuance costs				$ 1,365.0
Overallotment option
Disclosure of classes of share capital [line items]
Payments of debt issuance costs	$ 140.8		$ 102.4
Follow on Offering
Disclosure of classes of share capital [line items]
Payments of debt issuance costs	1,079.2
Parent company (Amer Sports Holding (Cayman) Limited)
Disclosure of classes of share capital [line items]
Amount of loan equitized						2,560.0
Class A Voting Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares					384,499,607
Ordinary shares issued (in shares) | shares					384,499,607
Class B Voting Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares		505,249,607
Ordinary shares issued (in shares) | shares		505,249,607
Share capital
Disclosure of classes of share capital [line items]
Total shareholders' equity						18.6	18.4	642.2		642.2
Share premium
Disclosure of classes of share capital [line items]
Total shareholders' equity						$ 3,251.2	$ 3,189.1	$ 0.0		$ 0.0
Share premium | IPO
Disclosure of classes of share capital [line items]
Share issue related cost		$ 61.6
Share premium | Follow on Offering
Disclosure of classes of share capital [line items]
Share issue related cost	$ 34.1